STOCKHOLDERS EQUITY	12 Months Ended
Sep. 30, 2021
STOCKHOLDERS EQUITY
NOTE 6 - STOCKHOLDERS' EQUITY

NOTE 6 - STOCKHOLDERS’ EQUITY

Common Stock

The Company has authorized 500,000,000 common shares, par value $0.001. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought. As of September 30, 2021, and 2020, there were 296,236,627 and 289,147,675, respectively, common shares issued and outstanding.

During the year ended September 30., 2021 the Company issued:

17,280,000 shares of common stock issued for common stock to be issued.

1,000,000 shares of common stock were issued pursuant to a subscription agreement in exchange for $25,000. The shares were sold at $0.025 per share.

16,750,000 shares of common stock issued for services. The Company valued these shares at the market price on the date of the agreement with each service provider and will amortize such value over the life of the respective agreements. The total value of the issuances was $1,300,375, and the Company recognized $787,771 of stock- based compensation expense for these shares for the year ended September 30, 2021.

106,952 shares of common stock issued for payment of accounts payable.

The Company also cancelled 28,040,000 shares of common stock pursuant to a court order, that deemed a prior year reverse merger transaction to be null and void by the court due to misrepresentations.

During the year ended September 30, 2020, the Company issued:

9,150,000 shares of common stock issued for stock to be issued for subscription agreements issued prior to October 1, 2019.

4,000,000 shares of common stock in January 2020, to consultants for services performed. The shares were valued at $0.02 per share, based upon the market price of the common stock on the date the Company committed to issue the shares. The Company recognized $80,000 of stock-based compensation expense for the year ended September 30, 2020, for these shares.

2,500,000 shares of common stock in May 2020, to consultants for services pursuant to the terms of each consultant’s agreement. The shares were valued at $0.03 per share, based upon the market price of the common stock on the date the Company committed to issue the shares, and will be amortized over the respective terms.  The Company recognized $38,750 and $18,750 of stock-based compensation expense for the years ended September 30, 2021, and 2020, respectively, for these shares.

From June 5, 2020 through July 31, 2020, the Company, pursuant to a private placement memorandum, sold 44,600,000 shares of common stock in exchange for cash of $1,198,000.

23,350,000 shares of common issued in August 2020, to consultants for services pursuant to the terms of each consultant’s agreement. The shares were valued at $0.025 per share, based upon the price the Company sold shares in the recently completed private placement, as stated above, and will be amortized over the term of the consultant’s agreements. For the year ended September 30, 2021, and 2020, the Company recognized $270,313 and $102,891, respectively, of stock-based compensation expense.

20,000,000 shares of common stock issued to the Company’s CTO on August 15, 2020, for the use of technology. The shares were valued at $0.025 per share, based upon the price the Company sold shares in the recently completed private placement, as stated above, The Company recorded technology acquisition expense of $500,000 for the year ended September 30, 2020, for this issuance.

Preferred Stock

The Company has 100,000,000 shares authorized as preferred stock, par value $0.001 (the “Preferred Stock”), which such Preferred Stock shall be issuable in such series, and with such designations, rights and preferences as the Board of Directors may determine from time to time.

Series D Preferred Stock

On September 30, 2020, the Company filed an Amended and Restated Certificate of Designation with the State of Nevada of the Company’s Series D Preferred Stock. Under the terms of the Amendment to Certificate of Designation of Series D Preferred Stock, 50,000 shares of the Company’s preferred shares are designated as Series D Preferred Stock. Each share of Series D Preferred Stock is convertible into one share of fully paid and non-assessable Common Stock. For so long as any shares of the Series D Preferred Stock remain issued and outstanding, the Holders thereof, voting separately as a class, shall have the right to vote on all shareholder matters equal to two times the sum of all the number of shares of other classes of Corporation capital stock eligible to vote on all matters submitted to a vote of the stockholders of the Corporation. On September 30, 2020, the Company issued 50,000 shares of Series D Preferred Stock to a Company controlled by the Company’s CEO, in satisfaction of $1,347,894 of capital stock to be issued. As of September 30, 2021, there were 50,000 shares of Series D Preferred Stock issued and outstanding.

Series E Preferred Stock

On June 2, 2021, the Company filed a Certificate of Designation with the State of Nevada. Under the terms of the Certificate of Designation 13,650,000 (as amended on June 10, 2021) were designated as Series E Preferred Stock. Each share of Series E Preferred Stock is convertible into one share of fully paid and non-assessable Common Stock at any time by the holder. For so long as any shares of the Series E Preferred Stock remain issued and outstanding, the Holders thereof, voting separately as a class, shall have the right to vote one share on all matters submitted to a vote of the stockholders of the Corporation. During the year ended September 30, 2021, the Company sold 13,650,000 shares of Series E Preferred Stock at $0.05 per share and received $682,500. As of September 30, 2021, there were 13,650,000 shares of Series E Preferred Stock issued and outstanding. The Series E Preferred Stock automatically converts to common stock after the shares of common stock closing market price is at least $0.20 for twenty (20) consecutive trading days.